OPERATING EXPENSES - Impairment, depreciation and amortization (Details) - COP ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
OPERATING EXPENSES
Depreciation of premises and equipment	$ 160,999	$ 152,930	$ 325,919	$ 294,316
Depreciation of right-of-use assets	49,677	58,755	99,374	120,710
Amortization of intangible assets	53,881	49,627	102,687	95,307
Impairment of other assets, net	25,176	9,865	36,695	20,940
Total impairment, depreciation and amortization	$ 289,733	$ 271,177	564,675	531,273
Impairment of property and equipment			$ 422	$ 1,480